Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2015
Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (dollars in thousands):

	September 30, 2015	September 30, 2014
Compensation	$142,150	$146,730
Cost of revenue related liabilities	25,584	22,340
Accrued interest payable	11,793	15,092
Professional fees	6,874	10,852
Sales and marketing incentives	6,845	10,188
Acquisition costs and liabilities	6,666	9,307
Facilities related liabilities	6,312	5,720
Sales and other taxes payable	6,026	9,367
Other	12,359	11,683
Total	$224,609	$241,279